MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
MARKETABLE SECURITIES
Restricted Securities - FEN	R$ 15,640,776	R$ 13,670,058
Non-current	1,093,476	692,536
Total	16,734,252	14,362,594
Participation Certificates
MARKETABLE SECURITIES
Non-current	R$ 393,747	320,299
Guaranteed annual returns (as a percent)	10.00%
Southeast and Midwest Energy Fund
MARKETABLE SECURITIES
Non-current	R$ 554,123	253,731
Northeast Energy Fund
MARKETABLE SECURITIES
Non-current	R$ 140,705	R$ 115,569
Percentage of equity interest in SPEs	49.00%
Itaipu Agreement
MARKETABLE SECURITIES
Restricted Securities - FEN	R$ 165,571
Period of energy expansion plan		10 years
National Treasury Bill
MARKETABLE SECURITIES
Current unrestricted marketable securities	9,823,486	R$ 8,697,929
National Treasury Note - F series
MARKETABLE SECURITIES
Current unrestricted marketable securities	143,768	1,727,775
National Treasury Financial Bill
MARKETABLE SECURITIES
Current unrestricted marketable securities	690,470	100,928
Fixed-income securities
MARKETABLE SECURITIES
Current unrestricted marketable securities	3,182,447	1,995,010
Fixed income Short term investments
MARKETABLE SECURITIES
Current unrestricted marketable securities	1,489,807	641,878
Other Marketable Securities
MARKETABLE SECURITIES
Current unrestricted marketable securities	145,227	506,538
Non-current	R$ 4,901	R$ 2,937